Segment Reporting - Schedule of Revenue in Term of Geographical Locations of Customers (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		$ 20,339,679	$ 25,334,149	$ 38,530,773
Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		12,462,864	15,746,534	22,348,633
Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		3,748,491	5,173,576	11,833,698
Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		4,128,324	4,414,039	4,348,442
Mainland China [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		9,533,759	15,420,976	28,662,637
Mainland China [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		8,091,988	12,333,276	19,316,785
Mainland China [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		1,327,896	3,087,022	9,284,023
Mainland China [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		113,875	678	61,829
Hong Kong SAR [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		2,891,819	3,399,892	3,383,864
Hong Kong SAR [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		1,305,739	1,533,705	1,110,428
Hong Kong SAR [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		98,956	241,470	880,875
Hong Kong SAR [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		1,487,124	1,624,717	1,392,561
Vietnam [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		3,430,974	1,341,305	1,367,085
Vietnam [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		2,078,453	842,890	935,670
Vietnam [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		1,234,192	192,948	266
Vietnam [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		118,329	305,467	431,149
Other Southeast Asian countries [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue	[1]	1,194,550	2,267,777	2,041,567
Other Southeast Asian countries [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue	[1]	497,120	403,617	445,218
Other Southeast Asian countries [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue	[1]	114,694	478,117	205,496
Other Southeast Asian countries [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue	[1]	582,736	1,386,043	1,390,853
Australia [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		781,793	1,141,555	953,161
Australia [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		234,665	219,659	4,543
Australia [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		547,128	921,896	948,618
Australia [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue
United States of America [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		1,953,860	1,304,594	1,560,781
United States of America [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		11,854	57,456	45,701
United States of America [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		118,007	150,004	446,467
United States of America [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		1,823,999	1,097,134	1,068,613
Other countries [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		552,924	458,050	561,678
Other countries [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		243,045	355,931	490,288
Other countries [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		307,618	102,119	67,953
Other countries [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Total segment revenue		$ 2,261		$ 3,437

[1]	Other Southeast Asian countries include Singapore, Indonesia, Malaysia, Philippines and Myanmar.